Stockholders Equity (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares issued	50,041,498			50,041,498		50,806,798	50,383,998
Preferred Stock, shares authorized	20,000,000			20,000,000		20,000,000
Common stock, shares outstanding	51,128,298			51,128,298		50,806,798	50,383,998
Common stock, shares authorized	200,000,000			200,000,000		200,000,000	200,000,000
Approval of issuance of shares			1,228,610
Professional fees	$ 108,000	$ 123,000	$ 3,072,000	$ 332,000	$ 308,000	$ 427,000	$ 3,595,000
Common shares issued against subscriptions						422,800	493,000
Approval of deposits from investors	8,500,000			8,500,000		$ 8,500,000
Proceeds from issuance of common stock						1,056,000	$ 1,205,000
Entities representing deposits	129,000			129,000		129,000
Cancellation of subscription	448,000			448,000		457,000
Subscription deposits				9,000
Total Subscription deposits	$ 138,000			$ 138,000		$ 586,000
Subscription issued, shares	321,500			321,500
Proceeds from issuance of common stock				$ 1,607,500
Investors [Member]
Proceeds from issuance of common stock				11,000,000
Refunded to investors				$ 2,350,000
Chairperson and President [Member]
Common stock, shares issued			42,634,878
Chief Executive Officer [Member]
Common stock, shares issued			1,000,000